STOCKHOLDERS' EQUITY (Details 2)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Expected life (years)		5 years
Dividend yield	0.00%	0.00%
Consultant Options
Dividend yield		0.00%
Minimum
Risk-free interest rates	1.34%	2.73%
Volatility	87.00%	71.00%
Expected life (years)	5 years
Minimum | Consultant Options
Risk-free interest rates		2.54%
Volatility		104.00%
Expected life (years)		5 years 2 months 16 days
Maximum
Risk-free interest rates	2.41%	3.01%
Volatility	102.00%	112.00%
Expected life (years)	6 years
Maximum | Consultant Options
Risk-free interest rates		2.82%
Volatility		110.00%
Expected life (years)		5 years 10 months 17 days